LAKE FOREST FUNDS

                                 ANNUAL REPORT

                               FEBRUARY 28, 2002

To Our Shareholders:

         The events of last year cannot be discussed without reflecting on the savage September 11 attack on New York. It transformed the world from peace and prosperity to war and economic turmoil. In spite of difficult circumstances, financial markets continued to function with minimal disruption, aided greatly by earlier Y2K disaster preparations. We are now solidly within the recovery stage of the investment cycle, and both of our funds are expected to benefit from developments during the coming year. Corporate profits and interest rates are expected to rise in 2002. Our investment objectives remain unchanged. The Lake Forest Core Equity Fund objective is to double the value of your investment in the Fund within five years. We believe that, based on our outlook for the economy, we can achieve our long-term target and some "catch-up" performance as well. The Fund is managed as a long-term investor in profitable and well-run businesses; LFCEX portfolio turnover last year was only 0.32%.

         The Lake Forest Money Market Fund's objective is to offer investors liquidity and preservation of capital. It maintained liquidity during virtual wartime conditions in New York last fall without interruptions of any kind. Portfolio transactions placed minutes before the World Trade Center was struck were cleared by the end of the day. That kind of performance is a testament to the impressive resilience of the U.S. Government Securities market and to the professionals who are associated with it. Very short portfolio maturity structure allows LFMXX to maintain liquidity without resorting to the sale of assets in secondary markets. Total return for the Fund was 2.91% during the fiscal year versus 6.23% the prior year. Transfer agent activities were moved from New York to Indianapolis in July, and the conversion went smoothly. We hope that you will take time to review the information provided in this report, and that you will recognize we are working hard to justify your confidence in Lake Forest Funds.


                                                       Irving V. Boberski, Ph.D.
                                                         Chief Executive Officer

[GRAPH OMITTED]



              LAKE FOREST FUNDS                 S&P 500
              -----------------                 -------

    2/28/95   1,000.00   10,000.00        487.39   10,000.00
    2/29/96   1,185.76   11,857.55        640.43   13,170.83
    2/28/97   1,430.78   14,307.83        790.82   16,294.76
    2/28/98   1,872.66   18,726.57      1,049.34   21,654.55
    2/28/99   2,142.84   21,428.44      1,238.33   25,586.83
    2/29/00   2,338.90   23,388.98      1,366.42   28,267.96
    2/28/01   2,011.09   20,110.87      1,239.94   25,684.34
    2/28/02   1,774.49   17,744.88      1,148.08   22,953.16

                         Average Annual Total Return, %

                        1 year      5 years   Since Inception
                        ------      -------   ---------------
                        -11.76        4.40        8.64


LAKE FOREST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2002


COMMON STOCKS - 99.7%
 SHARES                                                                  VALUE
 ------                                                                  -----

BEVERAGES - 5.9%
 1,000             Coca-Cola Co.                                        $ 47,390
11,200             PepsiCo, Inc.                                         565,600
                                                           ---------------------
                                                                         612,990
                                                           ---------------------
CHEMICALS & Allied Products - 2.5%
 2,255             Dow Chemical Co.                                       70,536
 4,500             Pharmacia Corp.                                       184,725
   900             Solutia, Inc. (a)                                       6,120
                                                           ---------------------
                                                                         261,381
                                                           ---------------------
COMPUTER & Office Equipment - 1.4%
 6,000             Compaq Computer Corp.                                  60,840
   800             International Business Machines Corp.                  78,496
                                                           ---------------------
                                                                         139,336
                                                           ---------------------
COMPUTER COMMUNICATIONS EQUIPMENT - 4.6%
33,000             Cisco Systems, Inc. (a)                               470,910
                                                           ---------------------

DRILLING OIL & Gas Wells - 0.3%
   968             Transocean Sedco Forex, Inc.                           27,114
                                                           ---------------------

ELECTRIC SERVICES - 0.5%
 2,600             Reliant Energy, Inc.                                   54,080
                                                           ---------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (NO COMPUTER EQUIPMENT) - 5.6%
15,000             General Electric Co.                                  577,500
                                                           ---------------------

FINANCE SERVICES - 0.5%
 1,000             Morgan Stanley, Dean Witter & Co.                      49,120
                                                           ---------------------

GRAIN MILL PRODUCTS - 1.1%
 2,400             General Mills, Inc. (a)                               110,952
                                                           ---------------------

GUIDED MISSILES & Space Vehicles & Parts - 2.7%
 5,000             Lockheed Martin Corp.                                 282,050
                                                           ---------------------

MOTOR VEHICLE PARTS & Accessories - 0.2%
   698             Delphi Automotive Systems Corp.                        11,161
   563             Visteon Corp. (a)                                       7,983
                                                           ---------------------
                                                                          19,144
                                                           ---------------------
MOTOR VEHICLES & Passenger Car Bodies - 1.6%
 7,517             Ford Motor Co.                                        111,853
 1,000             General Motors Corp.                                   52,980
                                                           ---------------------
                                                                         164,833
                                                           ---------------------
NATIONAL COMMERCIAL BANKS - 16.4%
15,818             Citigroup, Inc.                                       715,764
14,400             Mellon Financial Corp.                                518,400
 8,400             PNC Financial Services Group, Inc.                    461,496
                                                           ---------------------
                                                                       1,695,660
                                                           ---------------------


See accompanying notes which are an integral part of the financial statements.


LAKE FOREST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2002 - CONTINUED

COMMON STOCKS - 99.7% - CONTINUED

  SHARES                                                                VALUE
NATURAL GAS TRANSMISSION - 0.8%
 2,222             El Paso Corp.                                        $ 86,836
                                                           ---------------------

OIL & GAS FIELD SERVICES - 2.8%
 5,000             Schlumberger Ltd.                                     291,050
                                                           ---------------------


PETROLEUM REFINING - 4.8%
 5,292             BP Plc (c)                                            262,219
 2,772             ChevronTexaco Corp.                                   234,068
                                                           ---------------------
                                                                         496,287
                                                           ---------------------
PHARMACEUTICAL PREPARATIONS - 18.3%
10,100             Abbott Laboratories, Inc.                             571,155
 9,000             Wyeth Corp.                                           571,950
 6,000             Johnson & Johnson (a)                                 365,400
 5,000             Lilly (Eli) & Co.                                     378,650
                                                           ---------------------
                                                                       1,887,155
                                                           ---------------------
PLASTIC MAIL, SYNTHETIC RESIN/RUBBER, CELLULOS (NO GLASS) - 3.6%
 8,000             DuPont (E.I.) de Nemours & Co.                        374,720
                                                           ---------------------

PLASTICS, FOIL & Coated Paper Bags - 0.2%
 1,200             Pactiv Corp. (a)                                       22,836
                                                           ---------------------


RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 1.5%
12,000             Motorola, Inc.                                        156,000
                                                           ---------------------


RETAIL - DEPARTMENT STORES - 0.2%
   400             Federated Department Stores, Inc. (a)                  16,764
                                                           ---------------------

RETAIL - EATING PLACES - 3.6%
14,000             McDonald's Corp.                                      365,400
   120             TRICON Global Restaurants, Inc. (a)                     7,095
                                                           ---------------------
                                                                         372,495
                                                           ---------------------

SEARCH, DETECTION, NAVIGATION, GUIDANCE, AERONAUTICAL SYSTEMS - 0.2%
   172             Northrop Grumman Corp.                                 18,411
                                                           ---------------------

SECURITY BROKERS, DEALERS & Flotation Companies - 1.0%
 1,000             Goldman Sachs Group, Inc.                              80,940
 1,500             Schwab (Charles) Corp. (a)                             19,560
                                                           ---------------------
                                                                         100,500
                                                           ---------------------
Semiconductors & Related Devices - 4.1%
12,000             Intel Corp.                                           342,600
 2,600             Texas Instruments, Inc.                                76,310
                                                           ---------------------
                                                                         418,910
                                                           ---------------------
Services - Prepackaged Software - 4.4%
 6,000             Microsoft Corp. (a)                                   350,040
 6,000             Oracle Corp. (a)                                       99,720
                                                           ---------------------
                                                                         449,760
                                                           ---------------------


See accompanying notes which are an integral part of the financial statements.





LAKE FOREST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2002 - CONTINUED

COMMON STOCKS - 99.7% - CONTINUED
SHARES                                                                VALUE
SOAP, DETERGENT, CLEANING PREPARATIONS, PERFUMES, COSMETICS - 4.9%
 6,000             Procter & Gamble Co.                                 $508,740
                                                           ---------------------

STATE COMMERCIAL BANKS - 4.4%
12,000             Bank of New York Company, Inc.                        451,680
                                                           ---------------------

TELEPHONE & TELEGRAPH APPARATUS - 1.0%
 6,525             Corning, Inc.                                          43,913
 8,552             Lucent Technologies, Inc.                              47,806
 3,000             Nortel Networks Corp.                                  15,210
                                                           ---------------------
                                                                         106,929
                                                           ---------------------

TELEPHONE COMMUNICATIONS (NO RADIO TELEPHONE) - 0.6%
   300             WorldCom, Inc. - MCI Group                              2,067
 7,500             WorldCom, Inc. - WorldCom Group (a)                    56,400
                                                           ---------------------
                                                                          58,467
                                                           ---------------------

                   TOTAL COMMON STOCKS (Cost $10,052,477)             10,282,610
                                                           ---------------------

  PAR VALUE                                                          VALUE
                   GOVERNMENT SECURITIES - 0.2%
  21,000           Federal Home Loan Bank  Discount
                        Note, 1.82%, 03/01/2002                        $ 21,000
                                                           ---------------------

                  TOTAL GOVERNMENT SECURITIES  (Cost $21,000)            21,000
                                                           ---------------------

                  Money Market - 0.0%
 466              First American Treasury Obligation
                         Fund Cl S, 1.27% (Cost $466) (b)                   466
                                                           ---------------------

                  TOTAL INVESTMENTS - 99.9%  (Cost $10,073,943)      10,304,076
                                                           ---------------------
                  Cash and other assets less liabilities - 0.1%           8,889
                                                           ---------------------
                  TOTAL NET ASSETS - 100.0%                         $ 10,312,965
                                                           =====================

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at
   h February 28, 2002.
(c) American Depositary Receipt
(d) Federal Tax Information: At February 28, 2002 the net unrealized appreciation based on cost for Federal income tax purposes of $10,073,943 was as follows:
      Aggregate gross unrealized appreciation for all investments for which there
      was an excess of value over cost:                         $     2,416,345
      Aggregate gross unrealized depreciation for all investments for which there
      was an excess of cost over value:                              (2,186,212)

                                                           ---------------------
      Net unrealized appreciation                           $           230,133
                                                           =====================



See accompanying notes which are an integral part of the financial statements.



LAKE FOREST MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2002

       PAR                                                             MARKET
      VALUE        SHORT-TERM INVESTMENTS - 99.6%                      VALUE

                   Federal Home Loan Bank Discount Note,
7,167,000          1.82%, due 03/01/2002                             $7,167,000
                                                                     ----------

                   Total Short-Term Investments
                   (Cost $7,167,000)                                  7,167,000
                                                                      ---------

                   Cash and other assets less liabilities - 0.4%         28,916
                                                                      ---------

                   Total Net Assets - 100.0%                        $ 7,195,916
                                                                    ===========




See accompanying notes which are an integral part of the financial statements.



LAKE FOREST FUNDS
                                                               FEBRUARY 28, 2002
STATEMENT OF ASSETS AND LIABILITIES

                                                                      CORE EQUITY           MONEY MARKET
Assets
Investment in securities, at value
 (cost $10,073,943 and $7,167,000, respectively) [Note 2]            $ 10,304,076             $ 7,167,000
Cash                                                                            -                  16,736
Dividends receivable                                                       18,648                       -
Receivable for fund shares sold                                               100                       -
Receivable from adviser                                                         -                     944
Other receivables                                                               -                  27,602
                                                                   ---------------    --------------------
     Total assets                                                      10,322,824               7,212,282
                                                                   ---------------    --------------------

Liabilities
Accrued investment advisory fee payable [Note 3]                            9,859                   4,152
Payable for fund shares purchased                                               -                  12,007
Income distribution payable                                                     -                     207
                                                                   ---------------    --------------------
     Total liabilities                                                      9,859                  16,366
                                                                   ---------------    --------------------

Net Assets                                                           $ 10,312,965             $ 7,195,916
                                                                   ===============    ====================

Net Assets consist of:
Paid in capital                                                        10,137,553               7,195,916
Accumulated undistributed net realized gain (loss) on investments         (54,721)                      -
Net unrealized appreciation on investments                                230,133                       -
                                                                   ---------------    --------------------

Net Assets:
Applicable to 435,183 and 7,195,916 shares outstanding,
     respectively                                                    $ 10,312,965             $ 7,195,916
                                                                   ===============    ====================

Net Asset Value

Net Assets
Offering price and redemption price per share                             $ 23.70                  $ 1.00
                                                                   == ============    ====================

See accompanying notes which are an integral part of the financial statements.


LAKE FOREST FUNDS
STATEMENT OF OPERATIONS
YEAR ENDED FEBRUARY 28, 2002

                                                                               CORE EQUITY             MONEY MARKET
INVESTMENT INCOME
Dividend income                                                                   $ 173,570                       $ -
Interest income                                                                       1,822                   265,570
                                                                          ------------------     ---------------------
TOTAL INCOME                                                                        175,392                   265,570
                                                                          ------------------     ---------------------

EXPENSES
Investment advisory fee                                                             142,850                    40,968
Miscellaneous expense                                                                69,689                         -
                                                                          ------------------     ---------------------
Total expenses before reimbursement                                                 212,539                    40,968
Reimbursed expenses                                                                       -                   (20,484)
                                                                          ------------------
                                                                          ------------------     ---------------------
Total operating expenses                                                            212,539                    20,484
                                                                          ------------------     ---------------------

NET INVESTMENT INCOME (LOSS)                                                        (37,147)                  245,086
                                                                          ------------------     ---------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investment securities                                  (145,269)                        -
Change in net unrealized appreciation (depreciation)
   on investment securities                                                      (1,269,621)                        -
                                                                          ------------------
                                                                                                 ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES                 (1,414,890)                        -
                                                                          ------------------     ---------------------

Net increase (decrease) in net assets resulting from operations                $ (1,452,037)                $ 245,086
                                                                          ==================     =====================

See accompanying notes which are an integral part of the financial statements.


LAKE FOREST CORE EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                          YEAR ENDED                   YEAR ENDED
                                                                      FEBRUARY 28, 2002            FEBRUARY 28, 2001
                                                                     ---------------------        --------------------
NET INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                                                  $ (37,147)                    $ 9,977
  Net realized gain (loss) on investment securities                              (145,269)                    184,018
  Change in net unrealized appreciation (depreciation)                         (1,269,621)                 (2,243,270)
                                                                     ---------------------
                                                                                                  --------------------
  Net increase (decrease) in net assets resulting from operations              (1,452,037)                 (2,049,275)
                                                                     ---------------------        --------------------
DISTRIBUTIONS
   From net investment income                                                           -                    (101,500)
   From net realized gain                                                               -                     (98,349)
                                                                     ---------------------        --------------------
   Total distributions                                                                  -                    (199,849)
                                                                     ---------------------        --------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                       487,239                   1,030,297
  Reinvestment of distributions                                                         -                     198,457
  Amount paid for shares repurchased                                           (1,244,493)                 (2,440,177)
                                                                     ---------------------        --------------------
  Net increase (decrease) in net assets resulting
     from capital share transactions                                             (757,254)                 (1,211,423)
                                                                     ---------------------        --------------------
                                                                     ---------------------        --------------------
TOTAL DECREASE IN NET ASSETS                                                   (2,209,291)                 (3,460,547)
                                                                     ---------------------        --------------------

NET ASSETS
  Beginning of year                                                            12,522,256                  15,982,803
                                                                     ---------------------        --------------------
  End of year [including undistributed net investment
  loss of $0 and $91,088, respectively]                                      $ 10,312,965                  12,522,256
                                                                     =====================        ====================




See accompanying notes which are an integral part of the financial statements.


LAKE FOREST MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                   YEAR ENDED                YEAR ENDED
                                                                                  FEBRUARY 28, 2002      FEBRUARY 28, 2001
                                                                              ---------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income                                                               $ 245,086                  $ 547,717
                                                                              ------------------        -------------------
  Net increase (decrease) in net assets resulting from operations                       245,086                    547,717
                                                                              ------------------        -------------------
DISTRIBUTIONS
   From net investment income                                                          (245,086)                  (547,717)
                                                                              ------------------        -------------------
   Total distributions                                                                 (245,086)                  (547,717)
                                                                              ------------------        -------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                           1,713,732                  3,144,223
  Reinvestment of distributions                                                         243,825                    467,209
  Amount paid for shares repurchased                                                 (3,349,795)                (4,730,842)
                                                                              ------------------        -------------------
  Net increase (decrease) in net assets resulting
     from capital share transactions                                                 (1,392,238)                (1,119,410)
                                                                              ------------------        -------------------
TOTAL INCREASE IN NET ASSETS                                                         (1,392,238)                (1,119,410)
                                                                              ------------------        -------------------

NET ASSETS
  Beginning of year                                                                   8,588,154                  9,707,564
                                                                              ------------------        -------------------
  End of year                                                                       $ 7,195,916                $ 8,588,154
                                                                              ==================        ===================





See accompanying notes which are an integral part of the financial statements.



LAKE FOREST CORE EQUITY FUND
FINANCIAL HIGHLIGHTS



                                                   FOR THE YEAR      FOR THE YEAR      FOR THE YEAR    FOR THE YEAR   FOR THE YEAR
                                                      ENDED             ENDED            ENDED          ENDED          ENDED
                                                  FEB. 28, 2002      FEB. 28, 2001     FEB. 29, 2000  FEB. 28, 1999  FEB. 28, 1998
                                                  ---------------    -------------    ----------------------------------------------
SELECTED PER SHARE DATA
Net asset value, beginning of year                       $ 26.86          $ 31.66         $ 29.23        $ 25.89        $ 20.04
                                                  ---------------    -------------    ------------    -----------    -----------
Income from investment operations:
  Net investment income                                    (0.08)            0.02            0.18           0.22           0.31
  Net realized and unrealized gain (loss)                  (3.08)           (4.40)           2.58           3.40           5.83
                                                  ---------------
                                                  ---------------    -------------    ------------    -----------    -----------
Total from investment operations                           (3.16)           (4.38)           2.76           3.62           6.14
                                                  ---------------    -------------    ------------    -----------    -----------
Distributions to shareholders:
  From net investment income                                0.00            (0.21)          (0.18)         (0.27)         (0.29)
  From net realized gain                                    0.00            (0.21)          (0.15)          0.00           0.00
  Return of capital                                         0.00             0.00            0.00          (0.01)          0.00
                                                  ---------------    -------------    ------------    -----------    -----------
Total distributions                                         0.00            (0.42)          (0.33)         (0.28)         (0.29)
                                                  ---------------    -------------    ------------    -----------    -----------

Net asset value, end of year                             $ 23.70          $ 26.86         $ 31.66        $ 29.23        $ 25.89
                                                  ===============    =============    ============    ===========    ===========

TOTAL RETURN                                              (11.76)%         (14.02)%         9.33%         14.03%         30.87%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (in 000's)                       $10,313          $12,522         $15,983        $11,425         $7,890
Ratio of expenses to average net
    assets [Note 3]                                        1.87%            1.25%           1.25%          1.25%          1.19%
Ratio of net investment income to
    average net assets                                    (0.33)%          0.07%           0.58%          0.81%          1.32%
Portfolio turnover rate                                    0.32%           19.65%           3.71%          0.00%          0.00%




See accompanying notes which are an integral part of the financial statements.


LAKE FOREST MONEY MARKET FUND
FINANCIAL HIGHLIGHTS



                                                    FOR THE YEAR        FOR THE YEAR     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                        ENDED             ENDED            ENDED          ENDED           ENDED
                                                    FEB. 28, 2002       FEB. 28, 2001   FEB. 29, 2000   FEB. 28, 1999  FEB. 28, 1998
                                                   ----------------    ---------------- -------------- -------------- --------------
SELECTED PER SHARE DATA
Net asset value, beginning of year                          $ 1.00            $ 1.00          $ 1.00         $ 1.00          $ 1.00
                                                   ----------------    --------------    ------------   ------------    ------------
Income from investment operations:
  Net investment income                                       0.03              0.06            0.05           0.05            0.05
  Net realized and unrealized gain (loss)                     0.00              0.00            0.00           0.00            0.00
                                                   ----------------
                                                   ----------------    --------------    ------------   ------------    ------------
Total from investment operations                              0.03              0.06            0.05           0.05            0.05
                                                   ----------------    --------------    ------------   ------------    ------------
Distributions to shareholders:
  From net investment income                                 (0.03)            (0.06)          (0.05)         (0.05)          (0.05)
  From net realized gain                                      0.00              0.00            0.00           0.00            0.00
                                                   ----------------    --------------    ------------   ------------    ------------
Total distributions                                          (0.03)            (0.06)          (0.05)         (0.05)          (0.05)
                                                   ----------------    --------------    ------------   ------------    ------------

Net asset value, end of year                                $ 1.00            $ 1.00          $ 1.00         $ 1.00          $ 1.00
                                                   ================    ==============    ============   ============    ============

TOTAL RETURN                                                 2.91%             6.23%           5.08%          5.10%           5.51%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (in 000's)                          $7,196            $8,588          $9,708        $11,469          $5,332
Ratio of expenses to average net assets [Note 3]             0.50%             0.50%           0.50%          0.50%          0.125%
Ratio of expenses to average net assets,
   after reimbursement [Note 3]                              0.25%            0.196%          0.125%         0.125%          0.125%
Ratio of net investment income to average net assets,        2.74%             5.73%           4.59%          4.67%           5.38%
Ratio of net investment income to average net assets,
   after reimbursement                                       2.99%             6.03%           4.97%          5.04%           5.38%





See accompanying notes which are an integral part of the financial statements.

                                LAKE FOREST FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2002


NOTE 1.  ORGANIZATION

The Lake Forest Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated November 23, 1994 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Shares of two series have been authorized, which constitute the interest in Lake Forest Core Equity Fund (the "Equity Fund") and Lake Forest Money Market Fund (the "Money Market Fund"). The investment objective of the Equity Fund is to provide long-term capital appreciation together with current income. The investment objective of the Money Market Fund is to provide the highest level of current income consistent with liquidity and security of principal.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION - Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when it is determined that the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by a pricing committee, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotation, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by a pricing committee, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued (except for the Money Market Fund) by using the amortized cost method of valuation, which the Board has determined will represent fair value.

FEDERAL INCOME TAXES - Each Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders. The Equity Fund intends to declare and pay dividends on a quarterly basis, and the Money Market Fund intends to declare daily and pay monthly. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore, no provision for income taxes is required.

OTHER - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                                LAKE FOREST FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 28, 2002 - CONTINUED


ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3.  INVESTMENT ADVISORY AGREEMENT

The Trust has an investment advisory agreement with Boberski & Company (the "Adviser"). Mr. Irving Boberski is the controlling shareholder and an officer of the Adviser and is also an officer and trustee of the Trust. Under the terms of the management agreement, the Adviser manages the Funds' investments subject to the supervision of the Board of Trustees and pays all of the operating expenses of the Funds except brokerage, taxes, interest and extraordinary expenses. The Funds are responsible for payment of expenses incurred in connection with the organization and initial registration of their shares. As compensation for its management services and agreement to pay the Funds' expenses, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Equity Fund and 0.50% of the average daily net assets of the Money Market Fund. The Adviser had agreed to cap the fee for the Money Market Fund at 0.25% for an indeterminate period of time. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while each Fund's expenses except those specified above are paid by the Adviser.

The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the year ended February 28, 2002, the Adviser has received a fee of $142,850 from the Equity Fund and $40,968 from the Money Market Fund. For the year ended February 28, 2002 the Adviser waived fees of $20,484 for the Money Market Fund. In addition to the normal fees incurred by the fund for the year ending February 28, 2002, there was a one time conversion/de-conversion expense incurred by the Equity Fund in the amount of $69,689 that was not reimbursed by the advisor.

NOTE 4.  CAPITAL SHARE TRANSACTIONS

As of February 28, 2002 there was an unlimited number of no par value shares of capital stock for each fund. Paid in capital at February 28, 2002 was $10,265,789 and $7,195,916, respectively, for the Equity Fund and the Money Market Fund.

Transactions in capital stock were as follows:



                                  CORE EQUITY FUND                  CORE EQUITY FUND
                                   YEAR ENDED                           YEAR ENDED
                                  FEBRUARY 28, 2002                 FEBRUARY 28, 2001

------------------------------------------------------------------------------------------
                                 Shares         Dollars           Shares          Dollars
------------------------------------------------------------------------------------------
Shares sold                     19,524        $ 487,239           32,082      $ 1,030,297
------------------------------------------------------------------------------------------
Shares issued in reinvestment
 of dividends                       -                -             6,316          198,457
------------------------------------------------------------------------------------------
Shares redeemed                (50,602)      (1,244,493)         (76,993)      (2,440,177)
------------------------------------------------------------------------------------------
                               (31,078)      $ (757,254)         (38,595)    $ (1,211,423)
==========================================================================================


                                LAKE FOREST FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 28, 2002 - CONTINUED

NOTE 4.  CAPITAL SHARE TRANSACTIONS - CONTINUED




                                            MONEY MARKET MONEY MARKET
                                  YEAR ENDED                        YEAR ENDED
                               FEBRUARY 28, 2002                 FEBRUARY 28, 2001
------------------------------------------------------------------------------------------
                              Shares          Dollars           Shares          Dollars
------------------------------------------------------------------------------------------
Shares sold                  1,713,732      $ 1,713,732        3,144,223      $ 3,144,223
------------------------------------------------------------------------------------------
Shares issued in reinvestment
of dividends                   243,825          243,825          467,209          467,209
------------------------------------------------------------------------------------------
Shares redeemed             (3,349,795)      (3,349,795)      (4,730,842)      (4,730,842)
------------------------------------------------------------------------------------------
                            (1,392,238)    $ (1,392,238)      (1,119,410)    $ (1,119,410)
=========================================================================================

NOTE 5.  DISTRIBUTIONS TO SHAREHOLDERS

For the year ended February 28, 2002 the Core Equity Fund made no distributions from net investment income or capital gains. For the year ended February 28, 2002 the Money Market Fund made monthly distributions totaling $0.03, aggregating $245,086 from net investment income.

NOTE 6.  INVESTMENT TRANSACTIONS

Purchases and sales, excluding short-term securities, for the year ended February 28, 2002 aggregated $33,160 and $894,946, respectively for the Equity Fund.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


To the Shareholders and Board of Trustees
The Lake Forest Funds


We have audited the accompanying statement of assets and liabilities of The Lake Forest Funds (comprising, respectively, the Core Equity Fund and the Money Market Fund), including the schedule of portfolio investments, as of February 28, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years then ended, and financial highlights for the two years then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years ended February 29, 2000 and February 28, 1999 and 1998, were audited by other auditors whose reports expressed unqualified opinions on that financial information.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held by the custodian as of February 28, 2002, by correspondence with the custodian and brokers. An audit also included assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Lake Forest Funds as of February 28, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years then ended, in conformity with accounting principles generally accepted in the United States of America.



Hawkins, Ash, Baptie & Company, LLP
Green Bay, Wisconsin
March 29, 2002